Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2022
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Acquisitions and Dispositions
3.	ACQUISITIONS AND DISPOSITIONS
As of December 31, 2022, 2021 and 2020, there were no significant acquisitions and dispositions.